Consolidated Statement of Changes in Shareholders' Equity € in Millions, shares in Millions, Options in Millions	Issued Share Capital EUR (€) shares	Share Premium Account EUR (€)	Retained Earnings EUR (€)	Other Undominated Capital EUR (€)	Other Reserves - Hedging EUR (€)	Other Reserves - Share based Payment EUR (€)	EUR (€) Options
Beginning Balance at Mar. 31, 2017	€ 7.3	€ 719.4	€ 3,456.8	€ 2.7	€ 221.9	€ 14.9	€ 4,423.0
Beginning Balance, Shares at Mar. 31, 2017 | shares	1,217.9
Profit for the year			1,450.2				1,450.2
Other comprehensive income:
Net movements in cash-flow reserve					(581.6)		(581.6)
Total other comprehensive (loss)/income for the year, net of income tax					(581.6)		(581.6)
Total comprehensive income for the year - all attributable to equity holders of parent			1,450.2		(581.6)		868.6
Share-based payments						6.4	6.4
Repurchase of ordinary equity shares			(829.1)				€ (829.1)
Cancellation of repurchased ordinary shares	€ (0.3)			0.3
Cancellation of repurchased ordinary shares (Shares) | shares	(46.7)
Transfer of exercised and share based awards (Shares) | Options							0.0
Ending Balance at Mar. 31, 2018	€ 7.0	719.4	4,077.9	3.0	(359.7)	21.3	€ 4,468.9
Ending Balance, Shares at Mar. 31, 2018 | shares	1,171.2
Other comprehensive income:
Adjustment on initial application of IFRS 15 (net of tax)			(249.4)				(249.4)
Adj. balance	€ 7.0	719.4	3,828.5	3.0	(359.7)	21.3	4,219.5
Profit for the year			885.0				885.0
Net movements in cash-flow reserve					634.3		634.3
Total other comprehensive (loss)/income for the year, net of income tax					634.3		634.3
Total comprehensive income for the year - all attributable to equity holders of parent			885.0		634.3		1,519.3
Share capital reorganization							(0.2)
Share-based payments						7.7	7.7
Repurchase of ordinary equity shares			(560.5)				(560.5)
Other			28.9				€ 28.9
Cancellation of repurchased ordinary shares	€ (0.2)			0.2
Cancellation of repurchased ordinary shares (Shares) | shares	(37.8)
Transfer of exercised and share based awards (Shares) | Options							0.0
Ending Balance at Mar. 31, 2019	€ 6.8	719.4	4,181.9	3.2	274.6	29.0	€ 5,214.9
Ending Balance, Shares at Mar. 31, 2019 | shares	1,133.4
Other comprehensive income:
Adjustment on initial application of IFRS 15 (net of tax)			(9.7)				(9.7)
Adj. balance	€ 6.8	719.4	4,172.2	3.2	274.6	29.0	5,205.2
Profit for the year			648.7				648.7
Net movements in cash-flow reserve					(385.9)		(385.9)
Total other comprehensive (loss)/income for the year, net of income tax					(385.9)		(385.9)
Total comprehensive income for the year - all attributable to equity holders of parent			648.7		(385.9)		262.8
Share capital reorganization							(0.3)
Issue of ordinary equity		19.1					19.1
Share-based payments						7.0	7.0
Repurchase of ordinary equity shares			(580.5)				(580.5)
Other			0.9				€ 0.9
Cancellation of repurchased ordinary shares	€ (0.3)			0.3
Cancellation of repurchased ordinary shares (Shares) | shares	(47.2)
Transfer of exercised and share based awards			3.7			(3.7)
Transfer of exercised and share based awards (Shares) | Options							3.0
Ending Balance at Mar. 31, 2020	€ 6.5	€ 738.5	€ 4,245.0	€ 3.5	€ (111.3)	€ 32.3	€ 4,914.5
Ending Balance, Shares at Mar. 31, 2020 | shares	1,089.2
Other comprehensive income:
Issue of ordinary equity shares | shares	3.0